Sept. 30, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Growth Series, Inc.
            AXP Growth Fund
            AXP Large Cap Equity Fund
            AXP Large Cap Value Fund
            AXP Quantitative Large Cap Equity Fund
            Post-Effective Amendment No. 79
            File No.: 2-38355/811-2111


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 79 (Amendment). This Amendment was filed electronically on Sept. 27, 2004.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at (612) 678-1762 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation